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1933 Act Rule 485(b)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

November 27, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	RBC Funds Trust
File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is a Post-Effective Amendment to the Registration Statement on Form N-1A (the “Amendment”) of RBC Funds Trust (the “Registrant”).

This Amendment is being filed to update financial and other information contained in the Amendment, make certain non-material changes, and respond to any comments conveyed to us on November 8, 2013 by the U.S. Securities and Exchange Commission staff on Post-Effective Amendment No. 51. In our judgment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act. The Amendment is proposed to go effective on November 27, 2013.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

 /s/ Michael P. O’Hare

Michael P. O’Hare